UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22054

Simple Capital Trust

(Exact name of registrant as specified in charter)

One Apple Hill

Suite 316

Natick, MA 01760

 (Address of principal executive offices)

(Zip code)

Oriosto Medrano Santana

One Apple Hill

Suite 316

Natick, Massachusetts 01760

 (Name and address of agent for service)

Registrant's telephone number, including area code: 508-655-7948

Date of fiscal year end: June 30

Date of reporting period: September 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Simple Capital Fund
	Schedule of Investments
	September 30, 2009 (Unaudited)

Shares		Value

COMMON STOCK - 88.37%

Biological Products (No Diagnostic Substances) - 0.79%
300	PDL Biopharma, Inc. *	$ 2,364

Bottled & Canned Soft Drinks Carbonated Waters - 2.56%
200	Mexican Economic Development, Inc. ADR (Mexico) *	7,610

Cement, Hydraulic - 3.20%
737	Cemex SAB de CV ADR (Mexico) *	9,522

Crude Petroleum & Natural Gas - 10.89%
682	Breitburn Energy Partners LP *	7,754
600	Pengrowth Energy Trust	6,306
400	Petroleo Brasileiro (Brazil) *	18,360
		32,420
Deep Sea Foreign Transportation - 1.45%
650	Dryships, Inc. *	4,310

Drilling Oil & Gas Wells - 1.56%
700	Precision Drilling Trust *	4,641

Electronic & Other Electrical Equipment - 7.72%
1,400	General Electric Co.	22,988

Finance Services - 10.82%
925	American Express Co.	31,358
700	Consumer Portfolio Services, Inc. *	840
		32,198
Fire, Marine & Casualty Insurance - 8.93%
8	Berkshire Hathaway, Inc. Class-B *	26,584

Metal Mining - 0.78%
100	Vale SA *	2,313

Miscellaneous Industrial & Commercial Machinery & Equipment - 3.80%
200	Eaton Corp.	11,318

Operative Builders - 0.00%
2,700	WCI Communities, Inc.	0

Perfumes, Cosmetics & Other Toilet Preparations - 7.69%
300	Colgate-Palmolive Co.	22,884

Pharmaceutical Preparations - 9.06%
200	Johnson & Johnson	12,178
400	Sanofi-Aventis (France) *	14,780
		26,958
Plastic Materials, Synth Resins & Nonvulcanelastomers - 3.50%
400	Dow Chemical Co.	10,428

Radio Broadcasting Stations - 0.05%
100	CC Media Holdings, Inc. - Class A *	145

Savings Institution, Federally Chartered - 0.04%
5,805	PFF Bancorp, Inc. *	116

Semiconductors & Related Devices - 2.24%
400	MEMC Electronics Materials, Inc. *	6,652

Services-Advertising Agencies - 1.24%
100	Omnicom Group, Inc.	3,694

Services-Computer Processing & Data Preparation - 1.03%
200	IMS Health, Inc.	3,070

Services-Personal Services - 2.77%
300	Weight Watchers International, Inc.	8,232

Ship & Boat Building & Repairing - 1.09%
50	General Dynamics *	3,230

State Commerical Banks - 7.16%
750	Banco Itau Holding Financeira SA ADR (Brazil)	15,112
100	M&T Bank Corp.	6,232
		21,344

TOTAL FOR COMMON STOCK (Cost $269,439) - 88.37%		$ 263,021

SHORT TERM INVESTMENTS - 10.65%
31,682	Huntington Treasury Money Market IV 0.01% ** (Cost $31,682)	31,682

TOTAL INVESTMENTS (Cost $301,121) - 99.02%		$ 294,703

OTHER ASSETS LESS LIABILITIES - 0.98%		2,920

NET ASSETS - 100.00%		$ 297,623

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at Sepember 30, 2009.
ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Simple Capital Fund
1. SECURITY TRANSACTIONS
At September 30, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $301,121 amounted to $6,418, which consisted of aggregate gross unrealized appreciation of $47,218 and aggregate gross unrealized depreciation of
$53,637.

2. SECURITY VALUATION

Security Valuations: The Fund’s investments are valued on the basis of official closing prices or market quotations. If official closing prices or market quotations are not readily available, or if a securities value has been materially affected by events occurring after the close of the market in which the security is principally traded but before 4:00 p.m. eastern time, that security will be valued at the fair value determined in good faith by the Advisor, subject to the review and oversight of the Fund’s Board of Trustees. The Fund may use an independent pricing service to determine the fair value of specific securities.

Investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on events occurring after the close of a foreign market that may not be reflected in the Fund's NAV (referred to as “price arbitrage”). To the extent that the Fund does not accurately value securities, short-term arbitrage traders may dilute the NAV of the Fund, which negatively impacts long-term shareholders. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities by short-term traders, but there is no assurance the Fund’s fair valuation policies will prevent dilution of the Fund’s NAV.

3. EQUITY SECURITIES

The Fund intends to be fully invested in equity securities. These securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

4. FIXED INCOME SECURITIES

The Fund may invest in money market instruments and other securities in U.S. dollar and non-U.S. dollar denominated money market instruments and other securities, including debt obligations issued by the U.S. and foreign national, provincial, state or municipal governments or their political subdivisions. The Fund may also invest in (1) money market instruments and other securities issued by international organizations designated or supported by governmental entities (e.g., the World Bank and the European Community); (2) non-dollar securities issued by the U.S. government; and (4) foreign corporations includes short-term government securities, floating and variable rate notes, commercial paper, repurchase agreements, CDs, time deposits, bankers' acceptance, and other short-term liquid instruments.

The Fund may also invest in U.S. and foreign government securities, corporate debt obligations variable amount master demand notes, variable and floating rate securities, repurchase agreements, commercial paper, bank instruments, real estate investment trusts (REITS) as well as other investment companies, convertible securities warrants and depository receipts.

Money market instruments and other securities in which the Fund may invest generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board of Trustees.

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stock		$263,021	$0	$0	$263,021
Exchange Traded Funds		$0	$0	$0	$0
Convertible Bonds		$0	$0	$0	$0
Cash Equivalents		$31,682	$0	$0	$31,682
Total		$294,703	$0	$0	$294,703

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Simple Capital Trust

By /s/Oriosto Medrano Santana

*Oriosto Medrano Santana,

Principal Executive Officer

Date  December 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Barry McNeil

*Barry McNeil,

Principal Financial and Accounting Officer

Date  December 17, 2009

* Print the name and title of each signing officer under his or her signature.